Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 01, 2020	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000004207
Account Value [Line Items]
Line Graph and Table Measure Name		Ave Maria Bond Fund
Account Value		$ 10,000	$ 13,847	$ 12,969	$ 12,589	$ 13,264	$ 12,033	$ 11,653	$ 11,020	$ 10,784	$ 10,554	$ 10,115
C000219050
Account Value [Line Items]
Line Graph and Table Measure Name			Ave Maria Focused Fund
Account Value	$ 10,000		$ 13,734	12,863	10,628	14,598	10,630
C000004204
Account Value [Line Items]
Line Graph and Table Measure Name		Ave Maria Growth Fund
Account Value		$ 10,000	30,490	26,177	21,118	27,111	19,915	18,332	15,872	13,167	11,202	11,035
C000004205
Account Value [Line Items]
Line Graph and Table Measure Name		Ave Maria Rising Dividend Fund
Account Value		$ 10,000	24,038	20,972	18,361	19,531	14,034	14,520	13,199	11,711	10,447	10,136
C000004203
Account Value [Line Items]
Line Graph and Table Measure Name		Ave Maria Value Fund
Account Value		$ 10,000	18,560	16,406	14,777	15,994	10,202	12,132	11,583	9,994	8,454	9,704
C000088418
Account Value [Line Items]
Line Graph and Table Measure Name		Ave Maria World Equity Fund
Account Value		$ 10,000	17,751	16,046	13,254	15,282	11,466	12,830	11,694	10,951	9,402	9,725
C000004202
Account Value [Line Items]
Line Graph and Table Measure Name		Schwartz Value Focused Fund
Account Value		$ 10,000	22,366	18,202	16,307	17,078	10,308	10,602	10,807	9,102	8,182	8,672
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		20,606	16,543	13,833	15,476	10,992
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
Account Value		$ 10,000	22,474	18,826	16,156	19,176	13,769	13,485	12,752	11,517	9,696	10,071
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
Bloomberg Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value		$ 10,000	11,657	11,188	11,199	12,078	12,055	11,254	10,525	10,586	10,608	10,168
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000		18,659	15,704	13,172	16,569	11,393
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	25,681	22,274	18,564	19,512	13,983	14,642	13,474	12,524	10,810	10,457
S&P 500 Dividend Aristocrats TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Dividend Aristocrats Index
Account Value		$ 10,000	26,738	25,545	22,579	23,442	16,972	17,024	14,891	13,451	12,367	10,919
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	23,975	21,110	17,949	21,027	13,722	14,707	14,509	12,783	10,781	10,640
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	$ 32,481	$ 26,296	$ 22,053	$ 24,784	$ 17,438	$ 16,439	$ 15,038	$ 13,134	$ 11,122	$ 10,731